OMB APPROVAL
OMB Number: 3235-0578 Expires: March 31, 2019 Estimated average burden hours per response 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05127

Advance Capital I, Inc.

(Exact name of registrant as specified in charter)

One Towne Square, Suite 444	Southfield, Michigan 48076
(Address of principal executive offices)	(Zip code)

Christopher M. Kostiz

One Towne Square, Suite 444

Southfield, Michigan  48076

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (248) 350-8543

Date of fiscal year end:   December 31

Date of reporting period:   September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on From N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments

ADVANCE CAPITAL I - EQUITY GROWTH FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2016

Common Stock
and Short-Term Investments	Shares	Value

BASIC MATERIALS - 4.5%
Celanese Corp.	1,400	$93,184
Eastman Chemical Co.	1,400	94,752
International Flavors	2,600	371,722
Minerals Technologies, Inc.	1,600	113,104
PolyOne Corp.	2,600	87,906
Sherwin-Williams Co.	1,000	276,660
Westlake Chemical Corp.	2,700	144,450
WR Grace & Co.	1,500	110,700

COMMUNICATIONS - 4.0%
Ciena Corp.*	7,700	167,860
EchoStar Corp.*	3,600	157,788
John Wiley & Sons, Inc.	10,200	526,422
Juniper Networks, Inc.	6,300	151,578
NeuStar, Inc.*	6,000	159,540

CONSUMER, CYCLICAL - 15.6%
Advance Auto Parts, Inc.	2,500	372,800
Alaska Air Group, Inc.	1,800	118,548
BorgWarner, Inc.	4,300	151,274
Genuine Parts Co.	4,000	401,800
Hasbro, Inc.	5,300	420,449
JetBlue Airways Corp.*	6,500	112,060
Lear Corp.	1,200	145,464
Mattel, Inc.	13,600	411,604
Michael Kors Holdings Ltd*	2,500	116,975
Pool Corp.	4,600	434,792
PVH Corp.	1,300	143,650
Spirit Airlines, Inc.*	2,400	102,072
Tiffany & Co.	9,100	660,933
VF Corp.	8,800	493,240
Whirlpool Corp.	900	145,944
Williams-Sonoma, Inc.	3,000	153,240
Wyndham Worldwide Corp.	2,200	148,126

CONSUMER, NON-CYCLICAL - 22.0%
Aaron's, Inc.	19,000	482,980
AMERCO*	200	64,846
Amsurg Corp.*	2,600	174,330
Aramark	3,700	140,711
CR Bard, Inc.	2,600	583,128
DENTSPLY SIRONA, Inc.	11,000	653,730
Ecolab, Inc.	2,600	316,472
Envision Healthcare Holdings*	7,800	173,706
Flowers Foods, Inc.	35,600	538,272
Global Payments, Inc.	6,800	521,968
Hershey Co.	6,000	573,600
Hormel Foods Corp.	17,800	675,154
LifePoint Health, Inc.*	2,900	171,767
Molina Healthcare, Inc.*	3,900	227,448
Quanta Services, Inc.*	4,600	128,754
Sprouts Farmers Market, Inc.*	8,200	169,330
Sysco Corp.	16,200	793,962

ENERGY - 0.8%
FMC Technologies, Inc.*	7,400	219,558

FINANCIAL - 13.4%
Alliance Data Systems Corp.	700	150,171
Ally Financial, Inc.	12,300	239,481
Ameriprise Financial, Inc.	2,200	219,494
AmTrust Financial Services, Inc.	7,800	209,274
Assured Guaranty Ltd	7,800	216,450
CBRE Group, Inc.*	7,800	218,244
CIT Group, Inc.	6,400	232,320
East West Bancorp, Inc.	6,100	223,931
Huntington Bancshares, Inc.	23,000	226,780
Invesco Ltd	7,800	243,906
Jones Lang LaSalle, Inc.	2,100	238,959
KeyCorp.	18,000	219,060
Navient Corp.	16,400	237,308
NorthStar Realty Finance	17,700	233,109
Popular, Inc.	6,900	263,718
Synchrony Financial	7,600	212,800
Voya Financial, Inc.	10,300	296,846

INDUSTRIAL - 16.0%
Acuity Brands, Inc.	1,500	396,900
AptarGroup, Inc.	4,000	309,640
CH Robinson Worldwide, Inc.	5,000	352,300
CLARCOR, Inc.	6,200	403,000
Dover Corp.	5,500	405,020
EMCOR Group, Inc.	2,200	131,164
Expeditors International	7,600	391,552
Genesee & Wyoming, Inc.*	1,800	124,110
Graphic Packaging Holding Co.	7,300	102,127
Harris Corp.	1,700	155,737
Hubbell, Inc.	3,600	387,864
JB Hunt Transport Services	1,300	105,456
Lennox International, Inc.	2,600	408,278
Lincoln Electric Holdings, Inc.	6,500	407,030
MSA Safety, Inc.	7,300	423,692
Ryder System, Inc.	1,800	118,710

TECHNOLOGY - 10.7%
Analog Devices, Inc.	8,900	573,605
Convergys Corp.	5,400	164,268
Fair Isaac Corp.	4,300	535,737
Lam Research Corp.	1,700	161,058
ON Semiconductor Corp.*	16,500	203,280
Rackspace Hosting, Inc.*	6,800	215,492
Synaptics, Inc.*	2,900	169,882
Teradyne, Inc.	8,900	192,062
VeriFone Systems Inc.*	9,500	149,530
Xilinx, Inc.	13,500	733,590

UTILITIES - 2.2%
UGI Corp.	13,900	628,836

TOTAL COMMON STOCK - 89.2%
(Cost $23,988,554)		25,830,124

SHORT-TERM INVESTMENTS - 10.7%
Federated Treasury Obligations Fund, 0.18% Yield^
(Cost $3,106,410)	3,106,410	3,106,410

TOTAL INVESTMENTS IN SECURITIES - 99.9%
(Cost $27,094,964)		28,936,534

OTHER ASSETS LESS LIABILITIES - 0.1%		29,373

TOTAL NET ASSETS - 100.0%		$28,965,907

* Securities are non-income producing

^ Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016.

See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2016

Common Stock	Shares	Value

BASIC MATERIALS - 2.3%
Eastman Chemical Co.	2,500	$169,200
International Flavors	1,800	257,346
LyondellBasell Industries	2,200	177,452
Monsanto Co.	2,400	245,280
Sherwin-Williams Co.	800	221,328

COMMUNICATIONS - 1.8%
eBay, Inc.*	14,000	460,600
Juniper Networks, Inc.	15,100	363,306

CONSUMER, CYCLICAL - 13.7%
Advance Auto Parts, Inc.	1,800	268,416
Alaska Air Group, Inc.	3,600	237,096
CVS Health Corp.	2,500	222,475
Delta Air Lines, Inc.	6,900	271,584
Genuine Parts Co.	4,400	441,980
Hasbro, Inc.	5,200	412,516
Home Depot, Inc.	3,400	437,512
Lear Corp.	3,000	363,660
Mattel, Inc.	13,900	420,684
McDonald's Corp.	3,700	426,832
Michael Kors Holdings Ltd*	6,200	290,098
NIKE, Inc.	7,900	415,935
Southwest Airlines Co.	8,400	326,676
VF Corp.	7,200	403,560
Walgreens Boots Alliance	4,100	330,542
Wal-Mart Stores, Inc.	6,700	483,204
Whirlpool Corp.	1,800	291,888
Wyndham Worldwide Corp.	4,400	296,252

CONSUMER, NON-CYCLICAL - 16.3%
Abbott Laboratories	8,800	372,152
Aetna, Inc.	2,100	242,445
AMERCO*	700	226,961
Anthem, Inc.	1,900	238,089
Becton Dickinson and Co.	2,100	377,433
Cardinal Health, Inc.	3,200	248,640
Cigna Corp.	1,900	247,608
Coca-Cola Co.	8,100	342,792
CR Bard, Inc.	1,500	336,420
DENTSPLY SIRONA, Inc.	5,800	344,694
Ecolab, Inc.	2,000	243,440
General Mills, Inc.	6,800	434,384
Global Payments, Inc.	6,800	521,968
Hershey Co.	4,500	430,200
Hormel Foods Corp.	13,300	504,469
Johnson & Johnson	3,900	460,707
Medtronic PLC	5,500	475,200
PepsiCo., Inc.	4,600	500,342
Procter & Gamble Co.	5,800	520,550
Sysco Corp.	9,600	470,496

ENERGY - 0.7%
Valero Energy Corp.	6,300	333,900

FINANCIAL - 4.5%
Affiliated Managers Group, Inc.*	1,900	274,930
Alliance Data Systems Corp.	1,300	278,889
American Express Co.	4,100	262,564
Berkshire Hathaway, Inc.*	1,800	260,046
Discover Financial Services	4,600	260,130
Synchrony Financial	13,000	364,000
Unum Group	10,800	381,348

INDUSTRIAL - 8.1%
3M Co.	2,000	352,460
Acuity Brands, Inc.	1,300	343,980
CH Robinson Worldwide, Inc.	5,000	352,300
Dover Corp.	7,000	515,480
Emerson Electric Co.	9,400	512,394
Expeditors International	9,900	510,048
FedEx Corp.	2,200	384,296
Illinois Tool Works, Inc.	4,600	551,264
WestRock Co.	4,400	213,312

TECHNOLOGY - 4.0%
Analog Devices, Inc.	6,600	425,370
Apple, Inc.	2,500	282,425
Intel Corp.	14,600	551,004
Xilinx, Inc.	10,700	581,438

UTILITIES - 1.1%
UGI Corp.	10,900	493,116

TOTAL COMMON STOCK - 52.5%
(Cost $22,885,683)		$24,259,106

* Securities are non-income producing

See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2016

Fixed Income Securities			Principal
and Short-Term Investments	Coupon	Maturity	Amount	Value

COMMUNICATIONS - 1.1%
Alibaba Group Holding Ltd	3.600	11/28/2024	500,000	$523,642

CONSUMER, CYCLICAL - 1.1%
Walgreens Boots Alliance, Inc.	3.450	6/1/2026	500,000	519,059

CONSUMER, NON-CYCLICAL - 4.7%
Anthem, Inc.	3.125	5/15/2022	500,000	520,452
Celgene Corp.	3.250	8/15/2022	500,000	524,782
Express Scripts Holding Co.	4.500	2/25/2026	500,000	548,417
Gilead Sciences, Inc.	4.500	4/1/2021	500,000	555,038

ENERGY - 2.3%
Chevron Corp.	2.419	11/17/2020	500,000	514,105
Phillips 66	4.300	4/1/2022	500,000	549,620

FINANCIAL - 8.3%
Bank of America Corp.	5.875	1/5/2021	500,000	573,428
Goldman Sachs Group, Inc.	5.250	7/27/2021	1,000,000	1,128,961
JPMorgan Chase & Co.	3.250	9/23/2022	500,000	524,441
MetLife, Inc.	3.600	4/10/2024	500,000	529,600
PNC Financial Services Group, Inc.	3.300	3/8/2022	500,000	530,900
Wells Fargo & Co.	4.300	7/22/2027	500,000	538,869

GOVERNMENT - 13.0%
United States Treasury	0.750	8/15/2019	2,000,000	1,993,046
United States Treasury	1.375	5/31/2021	1,000,000	1,010,820
United States Treasury	1.625	4/30/2023	1,000,000	1,014,570
United States Treasury	1.625	5/15/2026	2,000,000	2,002,656

INDUSTRIAL - 1.2%
General Electric Co.	3.100	1/9/2023	500,000	531,185

TECHNOLOGY - 4.5%
Hewlett Packard Enterprise Co.*	5.150	10/15/2025	500,000	533,653
Intel Corp.	2.700	12/15/2022	1,000,000	1,044,179
Lam Research Corp.	3.450	6/15/2023	500,000	511,433

UTILITIES - 1.2%
Duke Energy Indiana LLC	3.750	7/15/2020	500,000	538,577

TOTAL FIXED-INCOME SECURITIES - 37.4%
(Cost $16,730,665)				17,261,431

SHORT-TERM INVESTMENTS - 8.7%
Federated Treasury Obligations Fund, 0.18% Yield^
(Cost $3,982,988)			3,982,988	3,982,988

TOTAL INVESTMENTS IN SECURITIES - 98.6%
(Cost $43,599,336)	45,503,525

OTHER ASSETS LESS LIABILITIES - 1.4%	668,853

TOTAL NET ASSETS - 100.0%	$46,172,377

* Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities are considered liquid and may be resold in transactions exempt from registration. At September 30, 2016, the aggregate market value of these securities amounted to $533,653 or 1.16% of net assets.

^ Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016.

See Notes to Financial Statements

ADVANCE CAPITAL I - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2016

Fixed Income Securities			Principal
and Short-Term Investments	Coupon	Maturity	Amount	Value

COMMUNICATIONS - 5.9%
Alibaba Group Holding Ltd	3.600	11/28/2024	1,000,000	$1,047,283
Cisco Systems, Inc.	4.450	1/15/2020	2,000,000	2,188,982

CONSUMER, CYCLICAL - 5.8%
Advance Auto Parts, Inc.	4.500	12/1/2023	1,000,000	1,083,074
Newell Brands, Inc.	3.850	4/1/2023	1,000,000	1,064,466
Walgreens Boots Alliance, Inc.	3.450	6/1/2026	1,000,000	1,038,118

CONSUMER, NON-CYCLICAL - 13.7%
Anthem, Inc.	3.125	5/15/2022	1,000,000	1,040,904
Celgene Corp.	3.250	8/15/2022	1,000,000	1,049,564
Express Scripts Holding Co.	4.500	2/25/2026	1,000,000	1,096,834
Gilead Sciences, Inc.	4.500	4/1/2021	1,000,000	1,110,076
HCA, Inc.	4.750	5/1/2023	500,000	521,250
Johnson & Johnson	3.700	3/1/2046	1,500,000	1,671,521
Sysco Corp.	3.300	7/15/2026	1,000,000	1,036,636

ENERGY - 3.9%
Chevron Corp.	2.419	11/17/2020	1,000,000	1,028,209
Phillips 66	4.300	4/1/2022	1,000,000	1,099,239

FINANCIAL - 24.4%
Bank of America Corp.	4.000	4/1/2024	1,000,000	1,077,612
BlackRock, Inc.	3.375	6/1/2022	500,000	537,287
Capital One Financial Corp.	4.200	10/29/2025	1,500,000	1,564,938
Citigroup, Inc.	5.500	9/13/2025	1,000,000	1,140,437
Fairfax Financial Holdings Ltd*	5.800	5/15/2021	1,000,000	1,095,051
Goldman Sachs Group, Inc.	3.850	7/8/2024	1,000,000	1,061,741
JPMorgan Chase & Co.	3.250	9/23/2022	1,000,000	1,048,881
MetLife, Inc.	3.600	4/10/2024	1,000,000	1,059,200
Morgan Stanley	3.875	4/29/2024	1,000,000	1,069,489
PNC Financial Services Group, Inc.	3.300	3/8/2022	1,000,000	1,061,800
Visa, Inc.	2.800	12/14/2022	1,500,000	1,572,498
Wells Fargo & Co.	4.300	7/22/2027	1,000,000	1,077,738

GOVERNMENT - 23.2%
Province of Quebec Canada	2.625	2/13/2023	1,500,000	1,570,155
United States Treasury	0.750	8/15/2019	2,000,000	1,993,046
United States Treasury	1.375	5/31/2021	2,000,000	2,021,640
United States Treasury	1.625	4/30/2023	2,000,000	2,029,140
United States Treasury	2.000	8/15/2025	3,000,000	3,104,532
United States Treasury	1.625	5/15/2026	2,000,000	2,002,656

INDUSTRIAL - 4.8%
General Electric Co.	3.100	1/9/2023	1,000,000	1,062,369
United Parcel Service, Inc.	2.450	10/1/2022	1,500,000	1,557,860

TECHNOLOGY - 3.8%
Hewlett Packard Enterprise Co.*	5.150	10/15/2025	1,000,000	1,067,306
Lam Research Corp.	3.450	6/15/2023	1,000,000	1,022,866

UTILITIES - 1.9%
Progress Energy, Inc.	3.150	4/1/2022	1,000,000	1,047,441

TOTAL FIXED-INCOME SECURITIES - 87.4%
(Cost $46,052,082)		47,921,838

SHORT-TERM INVESTMENTS - 11.0%
Federated Treasury Obligations Fund, 0.18% Yield^
(Cost $6,020,266)	6,020,266	6,020,266

TOTAL INVESTMENTS IN SECURITIES - 98.4%
(Cost $52,072,348)		53,942,104

OTHER ASSETS LESS LIABILITIES - 1.6%		864,025

TOTAL NET ASSETS - 100.0%		$54,806,128

* Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities are considered liquid and may be resold in transactions exempt from registration. At September 30, 2016, the aggregate market value of these securities amounted to $2,162,357 or 3.95% of net assets.

^ Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016.

See Notes to Financial Statements

ADVANCE CAPITAL I - CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2016

Common Stock
and Short-Term Investments	Shares	Value

BASIC MATERIALS - 3.0%
International Flavors	300	$42,891
Monsanto Co.	700	71,540
Sherwin-Williams Co.	100	27,666

COMMUNICATIONS - 4.1%
eBay, Inc.*	2,600	85,540
Juniper Networks, Inc.	2,600	62,556
Twenty-First Century Fox, Inc.	2,000	48,420

CONSUMER, CYCLICAL - 27.7%
Advance Auto Parts, Inc.	200	29,824
Alaska Air Group, Inc.	700	46,102
BorgWarner, Inc.	1,700	59,806
CVS Health Corp.	600	53,394
Delta Air Lines, Inc.	1,400	55,104
Genuine Parts Co.	600	60,270
Hasbro, Inc.	800	63,464
Home Depot, Inc.	1,000	128,680
Lear Corp.	600	72,732
Mattel, Inc.	2,000	60,530
McDonald's Corp.	500	57,680
Michael Kors Holdings Ltd*	1,400	65,506
NIKE, Inc.	1,100	57,915
PVH Corp.	600	66,300
Southwest Airlines Co.	1,500	58,335
Target Corp.	1,000	68,680
VF Corp.	1,100	61,655
Wal-Mart Stores, Inc.	2,000	144,240
Whirlpool Corp.	400	64,864
Wyndham Worldwide Corp.	800	53,864

CONSUMER, NON-CYCLICAL - 28.1%
Abbott Laboratories	1,400	59,206
Aetna, Inc.	500	57,725
AMERCO*	100	32,423
Becton Dickinson and Co.	300	53,919
Cardinal Health, Inc.	800	62,160
Cigna Corp.	400	52,128
Coca-Cola Co.	1,500	63,480
CR Bard, Inc.	200	44,856
DENTSPLY SIRONA, Inc.	1,000	59,430
Ecolab, Inc.	600	73,032
General Mills, Inc.	1,000	63,880
Global Payments, Inc.	1,000	76,760
Hershey Co.	600	57,360
Hormel Foods Corp.	1,800	68,274
Johnson & Johnson	600	70,878
Kroger Co.	1,800	53,424
Mallinckrodt PLC*	1,000	69,780
McCormick & Co., Inc.	600	59,952
Medtronic PLC	800	69,120
PepsiCo., Inc.	600	65,262
Procter & Gamble Co.	800	71,800
Sysco Corp.	1,300	63,713

ENERGY - 2.6%
Phillips 66	900	72,495
Valero Energy Corp.	1,000	53,000

FINANCIAL - 7.7%
Affiliated Managers Group, Inc.*	300	43,410
Alliance Data Systems Corp.	200	42,906
Berkshire Hathaway, Inc.*	400	57,788
Synchrony Financial	2,200	61,600
TD Ameritrade Holding Corp.	2,600	91,624
Unum Group	2,100	74,151

INDUSTRIAL - 8.1%
3M Co.	200	35,246
Acuity Brands, Inc.	100	26,460
Boeing Co.	500	65,870
CH Robinson Worldwide, Inc.	900	63,414
Dover Corp.	1,000	73,640
FedEx Corp.	300	52,404
Illinois Tool Works, Inc.	600	71,904

TECHNOLOGY - 6.4%
Analog Devices, Inc.	1,200	77,340
Apple, Inc.	600	67,782
Intel Corp.	2,100	79,254
Xilinx, Inc.	1,500	81,510

TOTAL COMMON STOCK - 87.7%
(Cost $4,042,725)		4,207,918

SHORT-TERM INVESTMENTS - 12.2%
Federated Treasury Obligations Fund, 0.18% Yield ^
(Cost $585,531)	585,531	585,531

TOTAL INVESTMENTS IN SECURITIES - 99.9%
(Cost $4,628,256)		4,793,449

OTHER ASSETS LESS LIABILITIES - 0.1%		4,762

TOTAL NET ASSETS - 100.0%		$4,798,211

* Securities are non-income producing

^ Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ADVANCE CAPITAL I, INC.

SIGNIFICANT ACCOUNTING AND OTHER POLICIES

a)  Security Valuation

Equity securities for which exchange quotations are readily available are valued at the last quoted market price at the time the valuations are made and debt securities are valued using prices furnished by an independent third party pricing service.  The independent third party pricing service may use a matrix, formula or other objective method that considers the effect of market indices, yield curves and other specific adjustments to determine market price. When reliable market quotations are not readily available or are considered unreliable, securities are priced at their fair value, determined according to procedures adopted by the Board of Directors, which may include using an independent pricing service.  Fair value procedures may also be used if the COMPANY determines that a significant event has occurred between the time at which a market price is determined but prior to the time at which a fund’s net asset value is calculated.  Money market instruments or short-term debt held by the Funds with a remaining maturity of sixty days or less are valued at net asset value or amortized cost, when amortized cost approximates fair value best.

b)  Fair Value Measurement

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.

The three levels of the fair value hierarchy are described below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016:

Valuation Inputs	Equity Growth Fund	Balanced Fund	Retirement Income Fund	Core Equity Fund
Level 1 – Quoted Prices:
Common Stock*	$25,830,124	$24,259,106	$0	$4,207,918
Short-term Investments	3,106,410	3,982,988	6,020,266	585,531

Level 2 – Other Significant Observable Inputs:
Fixed Income Securities*	0	17,261,431	47,921,838	0

Level 3 – Significant Unobservable Inputs:
Fixed Income Securities*	0	0	0	0
Total Value of Investments	$28,936,534	$45,503,525	$53,942,104	$4,793,449

*Please refer to the Portfolio of Investments to view common stock and fixed income securities segregated by industry type. The Funds did not hold any Level 3 assets during the three month period ended September 30, 2016.

There were no transfers between levels of the fair value hierarchy during the three month period ended September 30, 2016.  It is the Funds’ policy to consider transfers into or out of each Level as of the end of the reporting period.

c)  At September 30, 2016, the gross unrealized net appreciation and depreciation of securities for financial reporting purposes consisted of the following:

	Equity Growth Fund	Balanced Fund	Retirement Income Fund	Core Equity Fund
Unrealized Appreciation	$2,640,071	$2,434,592	$1,880,076	$310,207
Unrealized Depreciation	(798,501)	(530,403)	(10,320)	(145,014)
Net Unrealized Appreciation	$1,841,570	$1,904,189	$1,869,756	$165,193

d)  Other Policies

Security transactions are accounted for on trade date, the date the order to buy or sell is executed. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Premium and discount on fixed income securities are amortized using the effective interest method. Realized gains and losses on security transactions are determined on the specific identification method for book and tax purposes.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as an exhibit as part of this Form is a separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advance Capital I, Inc.

/S/ Christopher M. Kostiz

-------------------------------------------

Christopher M. Kostiz, President

(principal executive officer)

Date:  November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ Christopher M. Kostiz

-------------------------------------------

Christopher M. Kostiz, President

(principal executive officer)

Date:  November 28, 2016

/S/ Julie A. Katynski

-----------------------------------------

Julie A. Katynski, Vice President, Treasurer & Assistant Secretary

(principal financial officer)

Date:  November 28, 2016

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)